Investments in subsidiaries, associates and joint ventures - Changes during the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries, associates and joint ventures
Balance at the beginning	$ 2,798	$ 3,225
Additions	131	76	$ 23
Disposals	(250)
Translation adjustment	(542)	(111)
Equity results in income statement	(119)	228	305
Results from sales on equity interest	106
Equity results in statement of comprehensive income	(2)	(4)
Fair value adjustment	10	163
Dividends declared	(128)	(326)
Transfer to assets held for sale		(152)
Others	47	25
Balance at the end	$ 2,031	$ 2,798	$ 3,225